Business and Segment Reporting (Reconcilation of Assets of Segments to Consolidated Amounts) (Details) - USD ($) $ in Thousands		Mar. 31, 2016		Dec. 31, 2015		Mar. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Cash and cash equivalents		$ 402,005		$ 502,836		$ 477,321		$ 389,226		$ 601,927	$ 507,342
Restricted cash		5,587		10,583				53,085
Other unallocated amounts		4,994		5,603		46,037		58,444
Consolidated Total Assets		3,070,621		3,230,410		3,400,373		3,386,438
Operating Segments [Member]
Segment Reporting Information [Line Items]
Consolidated Total Assets		2,649,046		2,702,400		2,759,005		2,815,590		3,007,315
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	[1]			502,836				389,226
Restricted cash		14,576	[2]	19,572	[1]	118,010	[2]	123,178	[1]
Unrestricted cash	[2]	402,005				477,321
Parent Company [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents				15,395				117,092		$ 180,508	$ 318,201
Restricted cash				10,583				53,085
Consolidated Total Assets				1,921,121				2,085,902
OSG Bulk Ships, Inc (OBS) [Member]
Segment Reporting Information [Line Items]
Unrestricted cash		134,044		178,583		124,968		93,523
OSG International, Inc (OIN) [Member]
Segment Reporting Information [Line Items]
Restricted cash		8,989		8,989		77,999		70,093
Unrestricted cash		$ 239,420		$ 308,858		$ 246,413		$ 178,240

[1]	As of December 31, 2015 and 2014, OBS and its subsidiaries had unrestricted cash balances of $178,583 and $93,523, respectively, and OIN and its subsidiaries had unrestricted cash balances of $308,858 and $178,240, respectively. Of the restricted cash balances, $8,989 and $70,093 were held by OIN as of December 31, 2015 and 2014, respectively. The remaining balances were held by the Parent Company, OSG.
[2]	(1) As of March 31, 2016 and 2015, OBS and its subsidiaries had unrestricted cash balances of $134,044 and $124,968, respectively, and OIN and its subsidiaries had unrestricted cash balances of $239,420 and $246,413, respectively. Of the restricted cash balances, $8,989 and $77,999 were held by OIN as of March 31, 2016 and 2015, respectively. The remaining balances were held by the Parent Company, OSG.